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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2008 (Unaudited)

Shares		Value
COMMON STOCK: 92.0%
	Australia: 6.6%
1,202,344	Australia & New Zealand Banking Group Ltd.	$24,952,731
974,207	Crown Ltd.	9,808,905
1,968,982	Foster’s Group Ltd.	10,353,544
4,285,045	Insurance Australia Group	16,485,538
1,112,625	Lion Nathan Ltd.	10,277,164
4,412,214	Macquarie Airports Management Ltd.	12,424,949
1,174,267	Suncorp-Metway Ltd.	16,217,045
306,763	Wesfarmers Ltd.	11,129,099
		111,648,975
	Austria: 0.6%
410,974	Telekom Austria AG	9,800,591
		9,800,591
	Belgium: 1.9%
1,339,177	Fortis	32,759,320
		32,759,320
	Bermuda: 0.6%
2,138,893	Hiscox Ltd.	10,069,253
		10,069,253
	Brazil: 0.6%
400,669	Tele Norte Leste Participacoes SA ADR	10,369,314
		10,369,314
	Canada: 1.6%
214,783	Enerplus Resources Fund	10,060,436
413,665	TransCanada Corp.	16,303,464
		26,363,900
	Denmark: 1.6%
771,931	Danske Bank A/S	26,467,795
		26,467,795
	France: 8.1%
237,530	BNP Paribas	24,497,832
549,560	France Telecom SA	16,293,868
335,655	Sanofi-Aventis	25,025,569
384,529	Total SA	33,171,806
166,508	Vinci SA	12,545,914
607,184	Vivendi	25,539,289
		137,074,278
	Greece: 1.0%
407,359	OPAP SA	17,616,481
		17,616,481
	Hong Kong: 1.6%
1,202,222	CLP Holdings Ltd.	10,861,909
830,546	Hang Seng Bank Ltd.	16,850,820
		27,712,729
	Hungary: 0.7%
484,661	Magyar Telekom Telecommunications PLC ADR	11,975,973
		11,975,973
	Ireland: 0.9%
822,353	Allied Irish Banks PLC	16,149,427
		16,149,427
	Israel: 1.0%
3,453,316	Bank Hapoalim BM	17,674,704
		17,674,704
	Italy: 11.4%
2,981,574	Enel S.p.A.	33,238,168
825,720	ENI S.p.A.	33,281,024
4,005,496	Intesa Sanpaolo S.p.A.	26,282,704
670,854	Italcementi S.p.A. RNC	9,692,978
2,518,222	Mediaset S.p.A.	20,538,455
379,489	Pirelli & C Real Estate S.p.A.	9,617,361
18,935,239	Telecom Italia S.p.A. RNC	33,122,829
3,824,470	UniCredito Italiano S.p.A.	26,754,660
		192,528,179
	Netherlands: 2.3%
144,417	Randstad Holdings NV	6,295,027
769,614	Royal Dutch Shell PLC	32,858,953
		39,153,980

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Shares			Value
		New Zealand: 1.0%
5,347,972		Telecom Corp. of New Zealand Ltd.	$16,897,097
			16,897,097
		Singapore: 0.6%
695,000		DBS Group Holdings Ltd.	9,948,794
			9,948,794
		South Korea: 0.6%
146,318		S-Oil Corp.	10,506,643
			10,506,643
		Spain: 2.0%
807,226		Banco Santander Central Hispano SA	16,838,769
571,421		Telefonica SA	16,385,218
			33,223,987
		Sweden: 2.0%
487,822		Holmen AB	16,642,488
1,814,515		TeliaSonera AB	16,493,553
			33,136,041
		Taiwan: 1.0%
1,491,582		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,078,614
			17,078,614
		Thailand: 0.6%
1,512,900		Siam Cement PCL	9,591,928
			9,591,928
		United Kingdom: 15.8%
572,392		AstraZeneca PLC	24,985,900
2,721,760		Aviva PLC	34,013,996
4,556,135		BBA Aviation PLC	12,945,842
2,074,885		BP PLC	24,551,555
2,265,138		Brit Insurance Holdings PLC	9,727,759
437,399		British American Tobacco PLC	16,368,844
660,316		DSG International PLC	7,348,080
1,126,686		GlaxoSmithKline PLC	24,952,345
600,076		HSBC Holdings PLC	10,124,050
3,380,918		Lloyds TSB Group PLC	25,744,892
1,322,688		Marks & Spencer Group PLC	9,799,416
3,547,386		Royal Bank of Scotland Group PLC	16,078,108
2,639,665		Tate & Lyle PLC	24,256,410
1,854,204		United Utilities PLC	27,520,388
			268,417,585
		United States: 27.9%
444,444		Altria Group, Inc.	9,893,323
362,888		Ameren Corp.	16,493,260
681,158		AT&T, Inc.	27,178,204
482,855		Bank of America Corp.	16,421,899
1,130,505		Bristol-Myers Squibb Co.	25,764,209
321,735		Carnival Corp.	12,888,704
1,157,625		Citigroup, Inc.	25,340,411
909,532		Citizens Communications Co.	10,605,143
399,304		Consolidated Edison, Inc.	16,491,255
650,926		Dow Chemical Co.	26,297,410
901,506		Duke Energy Corp.	16,659,831
675,636		Foot Locker, Inc.	9,871,042
540,784		General Electric Co.	16,612,884
511,931		Kraft Foods, Inc.	16,627,519
885,451		Leggett & Platt, Inc.	16,912,114
918,667		Masco Corp.	17,032,086
388,647		MeadWestvaco Corp.	9,999,887
637,670		Merck & Co., Inc.	24,843,623
502,780		Newell Rubbermaid, Inc.	10,095,822
489,773		OGE Energy Corp.	16,431,884
1,344,869		Pfizer, Inc.	26,036,664
318,343	@	Philip Morris International, Inc.	16,763,942
459,078		Southern Co.	16,618,624
362,996		Spectra Energy Corp.	9,808,152
749,881		US Bancorp.	24,888,550
302,496		UST, Inc.	16,706,854
827,653		Wachovia Corp.	19,698,141
			472,981,437
		Total Common Stock
		(Cost $1,604,417,948)	1,559,147,025

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 2.4%
	Australia: 0.6%
599,386	Westfield Group	$9,785,642
		9,785,642
	Netherlands: 0.6%
113,952	Corio NV	9,990,516
		9,990,516
	United States: 1.2%
318,181	Hospitality Properties Trust	9,863,611
231,935	Rayonier, Inc.	11,007,635
		20,871,246
	Total Real Estate Investment Trusts
	(Cost $40,384,346)	40,647,404
RIGHTS: 0.1%
	United Kingdom: 0.1%
2,167,847	Royal Bank of Scotland Group PLC	1,202,403
	Total Rights
	(Cost $-)	1,202,403

# of Contracts	Counterparty			Value
PURCHASED PUT OPTIONS: 0.5%
		Australia: 0.1%
6,000	Morgan Stanley	S&P/ASX 200 Index, Strike Price 4,586.625 AUD, Expires 06/20/08		$16,441
3,400	Morgan Stanley	S&P/ASX 200 Index, Strike Price 5,114.200 AUD, Expires 07/18/08		169,437
4,100	Goldman Sachs	S&P/ASX 200 Index, Strike Price 5,388.040 AUD, Expires 08/15/08		586,113
21,000,000	Goldman Sachs	Australian Dollar Currency Option (AUD/USD), Strike Price .8571, Expires 06/18/08		—
23,000,000	CitiGroup	Australian Dollar Currency Option (AUD/USD), Strike Price .8902, Expires 07/23/08		11,002
25,000,000	Citibank	Australian Dollar Currency Option (AUD/USD), Strike Price .9040, Expires 08/20/08		85,644
				868,637
		European Union: 0.2%
17,000	Goldman Sachs	Dow Jones Euro Stoxx 50 Index, Strike Price 3,255.300 EUR, Expires 06/20/08		38,391
17,800	Morgan Stanley	Dow Jones Euro Stoxx 50 Index, Strike Price 3,419.180 EUR, Expires 07/18/08		578,169
17,400	ABN AMRO	Dow Jones Euro Stoxx 50 Index, Strike Price 3,576.780 EUR, Expires 08/15/08		2,375,935
95,000,000	Deutsche Bank	European Union Currency Option (EUR/USD), Strike Price 1.4932, Expires 06/18/08		14,343
100,000,000	UBS	European Union Currency Option (EUR/USD), Strike Price 1.5155, Expires 07/23/08		431,179
95,000,000	Goldman Sachs	European Union Currency Option (EUR/USD), Strike Price 1.5066, Expires 08/20/08		575,733
				4,013,750
		United Kingdom: 0.1%
4,500	Morgan Stanley	FTSE 100 Index, Strike Price 5,135.850 GBP, Expires 06/20/08		14,911
3,700	JPMorgan Chase, London	FTSE 100 Index, Strike Price 5,574.058 GBP, Expires 07/18/08		451,463
5,500	Goldman Sachs	FTSE 100 Index, Strike Price 5,821.760 GBP, Expires 08/15/08		1,613,437
52,500,000	Goldman Sachs	United Kingdom Currency Option (GBP/USD), Strike Price 1.9091, Expires 06/18/08		2,609
62,500,000	Goldman Sachs	United Kingdom Currency Option (GBP/USD), Strike Price 1.8902, Expires 07/23/08		33,344
55,000,000	UBS	United Kingdom Currency Option (GBP/USD), Strike Price 1.8925, Expires 08/20/08		104,170
				2,219,934
		United States: 0.1%
70,000	Goldman Sachs	S&P 500 Index, Strike Price 1,165.730 USD, Expires 06/20/08		16,471
67,600	Morgan Stanley	S&P 500 Index, Strike Price 1,274.890 USD, Expires 07/18/08		510,158
72,000	Societe Generale	S&P 500 Index, Strike Price 1,306.310 USD, Expires 08/15/08		1,432,842
				1,959,471
		Total Purchased Put Options
		(Cost $19,593,392)		9,061,792
		Total Investments in Securities
		(Cost $1,664,395,686)*	95.0%	$1,610,058,624
		Other Assets and Liabilities — Net	5.0	84,142,830
		Net Assets	100.0%	$1,694,201,454

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $1,681,965,145.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$95,994,757
		Gross Unrealized Depreciation		(167,901,278)
		Net Unrealized Depreciation		$(71,906,521)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.8%
Agriculture	3.5
Banks	21.8
Beverages	1.2
Building Materials	2.1
Chemicals	1.6
Commercial Services	0.4
Diversified	0.6
Diversified Financial Services	1.5
Electric	7.5
Engineering & Construction	1.5
Entertainment	1.0
Food	2.4
Forest Products & Paper	2.2
Hotels	0.6
Housewares	0.6
Insurance	4.2
Leisure Time	0.8
Lodging	0.6
Media	2.7
Miscellaneous Manufacturing	2.6
Oil & Gas	8.5
Pharmaceuticals	8.9
Pipelines	1.5
Purchased Put Options	0.5
Real Estate	0.6
Retail	1.6
Semiconductors	1.0
Shopping Centers	0.6
Telecommunications	10.0
Water	1.6
Other Assets and Liabilities - Net	5.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

ING Global Equity Dividend and Premium Opportunity Fund May 31, 2008

Written Call Options

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value

581,000	Morgan Stanley	Foster’s Group Ltd.	07/09/08	5.2840	AUD	$146,785	$(224,427)
349,000	Goldman Sachs	Suncorp-Metway Ltd.	07/09/08	14.3000	AUD	235,782	(260,781)
162,000	Morgan Stanley	Wesfarmers Ltd.	07/09/08	37.9000	AUD	244,762	(253,043)
351,000	Goldman Sachs	Westfield Group	07/09/08	17.2500	AUD	273,282	(243,551)
229,000	UBS AG, London	Danske Bank A/S	07/09/08	164.5250	DKK	285,848	(307,710)
465,000	Goldman Sachs	Banco Santander S.A.	07/09/08	13.3301	EUR	367,126	(368,366)
137,000	ABN AMRO	BNP Paribas	07/09/08	65.7600	EUR	582,667	(601,566)
32,000	Deutsche Bank, AG	Corio NV	07/09/08	56.5770	EUR	98,250	(107,547)
1,730,000	Goldman Sachs	Enel S.p.A.	07/09/08	6.8841	EUR	532,989	(607,798)
470,000	Citibank, N.A., London	ENI S.p.A.	07/09/08	26.2000	EUR	637,719	(631,364)
781,000	ABN AMRO	Fortis	07/09/08	15.6710	EUR	752,434	(720,966)
309,000	JPMorgan Chase, London	France Telecom S.A.	07/09/08	19.5100	EUR	343,999	(351,193)
2,381,000	UBS AG, London	Intesa Sanpaolo	07/09/08	4.1219	EUR	492,850	(702,130)
742,000	BNP Paribas	Mediaset S.p.A.	07/09/08	5.1736	EUR	235,157	(234,797)
67,000	BNP Paribas	Randstad Holding N.V.	07/09/08	27.3835	EUR	125,170	(156,267)
456,000	UBS AG, London	Royal Dutch Shell PLC	07/09/08	27.8610	EUR	685,538	(524,674)
200,000	Deutsche Bank, AG	Sanofi-Aventis	07/09/08	47.0328	EUR	497,341	(699,771)
5,481,000	UBS AG, London	Telecom Italia S.p.A.	07/09/08	1.1160	EUR	403,671	(537,840)
338,000	Morgan Stanley	Telefonica S.A.	07/09/08	18.3190	EUR	308,679	(343,719)
114,000	JPMorgan Chase, London	Telekom Austria AG	07/09/08	15.6400	EUR	121,645	(104,297)
219,000	Morgan Stanley	Total S.A.	07/09/08	56.3970	EUR	649,388	(586,312)
2,283,000	Goldman Sachs	UniCredit S.p.A.	07/09/08	4.3220	EUR	607,431	(985,734)
98,000	Societe Generale	Vinci S.A.	07/09/08	48.1099	EUR	296,074	(341,111)
358,000	Morgan Stanley	Vivendi	07/09/08	26.3130	EUR	449,616	(707,635)
340,000	Merrill Lynch	AstraZeneca PLC	07/09/08	21.8300	GBP	557,509	(655,866)
1,175,000	Goldman Sachs	BP PLC	07/09/08	6.1748	GBP	546,204	(487,858)
258,000	Deutsche Bank, AG	British American Tobacco PLC	07/09/08	19.2677	GBP	361,428	(279,678)
661,000	Merrill Lynch	GlaxoSmithKline PLC	07/09/08	11.1000	GBP	522,344	(544,997)
349,000	ABN AMRO	HSBC Holdings PLC	07/09/08	8.5220	GBP	206,299	(196,914)
2,000,000	Goldman Sachs	Lloyds TSB Group PLC	07/09/08	3.7735	GBP	761,784	(627,508)
753,000	BNP Paribas	Marks & Spencer Group PLC	07/09/08	3.7581	GBP	293,506	(330,062)
3,201,000	Goldman Sachs	Royal Bank of Scotland Group PLC	07/09/08	2.3474	GBP	1,051,022	(934,874)
1,590,000	Goldman Sachs	Telecom Corp. of New Zealand Ltd.	07/09/08	3.9600	NZD	166,016	(216,972)
1,086,000	Morgan Stanley	TeliaSonera AB	07/09/08	52.1070	SEK	488,581	(779,777)
409,000	JPMorgan Chase, London	DBS Group Holdings Ltd.	07/09/08	19.4281	SGD	212,027	(232,494)
264,000	Goldman Sachs	Altria Group, Inc.	07/09/08	22.2100	USD	176,431	(224,057)
109,000	Citibank, N.A., London	Ameren Corp.	07/09/08	45.2150	USD	122,941	(102,927)
407,000	ABN AMRO	AT&T Inc.	07/09/08	39.7697	USD	501,831	(544,781)
289,000	UBS AG, London	Bank of America Corp.	07/09/08	33.8128	USD	479,740	(385,917)
677,000	Morgan Stanley	Bristol-Myers Squibb Co.	07/09/08	22.3900	USD	519,936	(594,001)
695,000	Morgan Stanley	Citigroup Inc.	07/09/08	22.0100	USD	868,541	(822,025)
267,000	Morgan Stanley	Citizens Communications Co.	07/09/08	11.2900	USD	114,810	(135,356)
388,000	ABN AMRO	Dow Chemical Co.	07/09/08	40.3320	USD	521,860	(462,945)
538,000	JPMorgan Chase, London	Duke Energy Corp.	07/09/08	18.4100	USD	255,550	(301,970)
61,000	Goldman Sachs	Enerplus Resources Fund	07/09/08	46.9500	USD	90,213	(74,548)
217,000	UBS AG, London	Foot Locker, Inc.	07/09/08	14.8500	USD	171,430	(146,156)
322,000	Goldman Sachs	General Electric Co.	07/09/08	30.4374	USD	322,451	(359,771)
92,000	Deutsche Bank, AG	Hospitality Properties Trust	07/09/08	31.0727	USD	102,626	(107,658)
306,000	Deutsche Bank, AG	Kraft Foods Inc.	07/09/08	32.7600	USD	255,632	(201,107)
264,000	Goldman Sachs	Leggett & Platt, Inc.	07/09/08	19.1001	USD	213,022	(163,865)
274,000	UBS AG, London	Masco Corporation	07/09/08	18.3638	USD	263,040	(253,885)
116,000	Goldman Sachs	MeadWestvaco Corp.	07/09/08	25.9522	USD	115,002	(130,686)
379,000	Morgan Stanley	Merck & Co. Inc.	07/09/08	38.7600	USD	464,313	(459,398)
150,000	Merrill Lynch	Newell Rubbermaid Inc.	07/09/08	19.9500	USD	102,000	(119,971)
802,000	Deutsche Bank, AG	Pfizer Inc.	07/09/08	19.4375	USD	438,052	(431,721)
189,000	Goldman Sachs	Philip Morris International Inc.	07/09/08	51.6600	USD	264,600	(297,051)
67,000	Citibank, N.A., London	Rayonier Inc.	07/09/08	44.7600	USD	99,770	(181,853)
272,000	JPMorgan Chase, London	Southern Co.	07/09/08	36.2250	USD	227,610	(238,722)
219,000	Merrill Lynch	Spectra Energy Corp.	07/09/08	26.9100	USD	174,543	(190,052)
899,000	Morgan Stanley	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	07/09/08	11.4900	USD	485,460	(520,082)
120,000	UBS AG, London	Tele Norte Leste Participacoes S.A. ADR	07/09/08	25.9476	USD	169,200	(136,816)
449,000	BNP Paribas	US Bancorp	07/09/08	33.2155	USD	516,036	(488,141)
91,000	BNP Paribas	UST Inc.	07/09/08	55.1200	USD	154,700	(119,758)
494,000	Morgan Stanley	Wachovia Corp.	07/09/08	24.0200	USD	800,922	(734,423)

						$23,533,185	$(24,819,242)
		Total Premiums Received:	$23,533,185
	Total Liabilities for Call Options Written:		$24,819,242

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•    Level 1 - quoted prices in active markets for identical investments

•    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 - significant unobservable inputs (including the Funds own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$578,517,591	$—
Level 2- Other Significant Observable Inputs	1,023,737,265	—
Level 3- Significant Unobservable Inputs	—	(17,015,475)
Total	$1,602,254,856	$(17,015,475)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of May 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 02/29/08	$—	$(5,820,070)
Net purchases (sales)	—	910,427
Total realized and unrealized gain (loss)	—	(12,105,832)
Transfers in and/or out of Level 3	—	—
Balance at 05/31/08	$—	$(17,015,475)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2008